Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
U.S. Federal	$ 91,162	$ 58,895	$ 48,359
State	20,703	12,909	9,362
Foreign	10,993	4,779	8,078
Current	122,858	76,583	65,799
Deferred:
U.S. Federal	6,434	218	2,603
State	1,374	21	446
Foreign	(1,869)	(199)	(1,771)
Deferred	5,939	40	1,278
Income tax expense	$ 128,797	$ 76,623	$ 67,077